RESERVES (Details) - USD ($) $ in Thousands	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016		Jun. 30, 2015
RESERVES [Abstract]
Share-based payments reserve	$ 5,356	[1]	$ 2,810	[1]	$ 1,151	[1]	$ 888
Foreign currency translation reserve	(2,353)		(2,353)		(2,540)
Reserves	$ 3,003		$ 457		$ (1,389)

[1]	At June 30, 2018, the Company also had on issue 7,494,000 (2017: 7,494,000) placement options exercisable at $0.50 each on or before July 31, 2018 and nil (2017: 1,500,000) placement options exercisable at $0.45 each on or before June 30, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. Any value related to these placement options is included within contributed equity as part of the related placement value.